Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Summary of inventory

		$ million
	2025	2024
Crude oil	2,789	3,007
Natural gas	697	548
Emissions allowances	843	549
Refined petroleum and petrochemical products	5,803	6,627
	10,132	10,731
Trading inventories	8,665	8,977
Supplies	2,105	1,946
Biological assets	112	178
Solar projects	1,485	1,400
	22,499	23,232
Cost of inventories expensed in the income statement	110,640	113,941